Fair Value Measurements - Summary of Fair Value Measurement of Investment (Detail) - Valued using models (without observable inputs) [member] $ in Millions	9 Months Ended
Jul. 31, 2024 CAD ($)
Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 4,590
Corporate equity [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	4
Corporate equity [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	23
Other assets - other [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,381
Other assets - other [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows prepayment rate range of input values	3.00%
Other assets - other [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows prepayment rate range of input values	7.00%